Offerings	Nov. 05, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 99,999,989.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	1(a) The amount to be registered consists of up to $400,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of debt securities, common stock, preferred stock or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. 1(b) The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. 1(c) Including such indeterminate amount of common stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred stock registered hereby, or upon exercise of warrants registered hereby, as the case may be. 1(d) Including such indeterminate amount of preferred stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred stock registered hereby, or upon exercise of warrants registered hereby, as the case may be. 1(e) Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby, as the case may be. 1(f) Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock, preferred stock, debt securities, or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. 1(g) Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. 1(h) Pursuant to 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement on Form S-3 (this "Registration Statement") include unsold securities previously registered by the registrant on its registration statement on Form S-3 (File No. 333-268099), originally filed with the Securities and Exchange Commission (the "SEC") on November 1, 2022, and declared effective by the SEC on November 7, 2022 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of up to $400,000,000 of securities to be offered by the registrant from time to time, $300,000,010.90 of which remains unsold as of the date of filing of this Registration Statement (the "Unsold Securities"). The registrant previously paid a registration fee of $33,060 relating to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The registrant has determined to include in this Registration Statement all of the Unsold Securities. Pursuant to Rule 415(a)(6), the registration fee of $33,060 associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,010.90
Carry Forward Form Type	S-3
Carry Forward File Number	333-268099
Carry Forward Initial Effective Date	Nov. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,060.00
Offering Note	2(a) The amount to be registered consists of up to $400,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of debt securities, common stock, preferred stock or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. 2(b) Pursuant to 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement on Form S-3 (this "Registration Statement") include unsold securities previously registered by the registrant on its registration statement on Form S-3 (File No. 333-268099), originally filed with the Securities and Exchange Commission (the "SEC") on November 1, 2022, and declared effective by the SEC on November 7, 2022 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of up to $400,000,000 of securities to be offered by the registrant from time to time, $300,000,010.90 of which remains unsold as of the date of filing of this Registration Statement (the "Unsold Securities"). The registrant previously paid a registration fee of $33,060 relating to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The registrant has determined to include in this Registration Statement all of the Unsold Securities. Pursuant to Rule 415(a)(6), the registration fee of $33,060 associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.